Document and Entity Information	Feb. 07, 2024
Cover [Abstract]
Entity Registrant Name	Autoliv, Inc.
Amendment Flag	false
Entity Central Index Key	0001034670
Document Type	8-K
Document Period End Date	Feb. 07, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-12933
Entity Tax Identification Number	51-0378542
Entity Address, Address Line One	Klarabergsviadukten 70, Section B
Entity Address, Address Line Two	7th Floor
Entity Address, Address Line Three	Box 70381
Entity Address City Or Town	Stockholm
Entity Address, Country	SE
Entity Address Postal Zip Code	SE-107 24
City Area Code	46 8
Local Phone Number	587 20 600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security12b Title	Common stock, $1.00 par value
Trading Symbol	ALV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false